CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Products	$ 20,927	$ 20,443	$ 20,073
Services	1,554	1,318	1,478
Total revenues	22,481	21,761	21,551
Cost of revenues:
Products	15,124	16,487	15,453
Services	820	673	780
Total cost of revenues	15,944	17,160	16,233
Gross profit	6,537	4,601	5,318
Operating costs and expenses:
Research and development, net	789	1,459	2,423
Marketing and selling	2,392	1,959	1,664
General and administrative	1,901	1,919	2,137
Total operating costs and expenses	5,082	5,337	6,224
Operating income (loss)	1,455	(736)	(906)
Financial expenses, net	1,254	1,907	1,149
Net income (loss)	201	(2,643)	(2,055)
Less: Net loss attributable to non-controlling interest	7	8	4
Net income (loss) attributable to RADA Electronic Industries' shareholders	$ 208	$ (2,635)	$ (2,051)
Net income (loss) per share attributable to RADA Electronic Industries' shareholders:
Basic and diluted net income (loss) per Ordinary share	$ 0.02	$ (0.30)	$ (0.23)
Weighted average number of Ordinary shares used for computing basic and diluted net income (loss) per share	8,944,803	8,918,647	8,918,647